Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 39,846,828	₩ 35,206,248	₩ 31,781,196
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	94,080,403	85,168,971
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(54,160,363)	(49,927,975)
Government grants	(73,212)	(34,748)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,335,875	3,290,244	3,103,165
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,353,019	3,295,768
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12,144)	(5,524)
Government grants	(5,000)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,280,968	4,427,632	4,174,894
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,097,246	10,671,833
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,808,735)	(6,237,883)
Government grants	(7,543)	(6,318)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,860,523	3,081,524	3,162,927
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,292,323	7,159,034
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,431,766)	(4,077,472)
Government grants	(34)	(38)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,311,678	16,539,192	16,422,830
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	58,845,673	54,184,134
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(40,516,816)	(37,630,472)
Government grants	(17,179)	(14,470)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	89,975	79,595	52,131
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	433,218	383,891
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(340,993)	(302,246)
Government grants	(2,250)	(2,050)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	134,501	128,865	90,961
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	609,799	557,394
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(474,877)	(428,215)
Government grants	(421)	(314)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	200,033	189,887	173,345
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	911,525	840,366
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(711,472)	(650,424)
Government grants	(20)	(55)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	970,634	998,305
Right of use assets | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,589,388	1,468,295
Right of use assets | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(618,754)	(469,990)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	139,451	137,331	141,720
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	203,433	186,723
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(63,982)	(49,392)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,523,190	6,333,673	₩ 3,538,025
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,744,779	6,421,533
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(180,824)	(76,357)
Government grants	₩ (40,765)	₩ (11,503)